DWS Capital Growth VIP Investment Strategy - Class A [Member] - DWS Capital Growth VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth values). While the market capitalization ranges of the S&P 500® Index and the Russell 1000® Growth Index change throughout the year, as of February 28, 2026, the market capitalization range of the S&P 500® Index was between $6.69 billion and $4.3 trillion and the market capitalization range of the Russell 1000® Growth Index was between $1.46 billion and $4.3 trillion. Under normal circumstances, the S&P 500® Index is rebalanced quarterly on the third Friday of March, June, September and December. Under normal circumstances, the Russell 1000® Growth Index is reconstituted annually every June. The fund rebalances its portfolio in accordance with the S&P 500® Index and the Russell 1000® Growth Index, respectively, and therefore, any changes to the S&P 500® Index's and/or the Russell 1000® Growth Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule. Although the fund can invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes at the time of investment. The fund may also invest to a limited extent in companies outside the US.Due to regulatory changes, effective June 11, 2026, the fund will replace the 65% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities of growth companies. For purposes of the 80% investment policy, “growth companies” are companies included in the Russell 1000® Growth Index. The Russell 1000® Growth Index includes those stocks among the approximately 1,000 largest US companies that reflect growth characteristics measured by price-to-book ratios, forecasted growth rates and historical revenue growth rates. Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% investment policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.Management process. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned and that have above average and sustainable growth potential.Portfolio management utilizes a proprietary investment process designed to identify attractive investments by utilizing proprietary research conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.All investment decisions are made within risk parameters set by portfolio management. Portfolio management may favor different types of securities from different industries and companies at different times. Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material.Portfolio management will normally sell a stock when its price fully reflects portfolio management’s estimate of its fundamental value, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given sector.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.